Series B,C And D Notes, Net Of Current Maturities (Narrative) (Details) $ in Thousands, ₪ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2021 ILS (₪) installment	Dec. 31, 2025 USD ($) swap	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Jul. 31, 2021 USD ($)
Derivative [Line Items]
Debt instrument, face amount	₪ 1,900				$ 579,000
Interest expense on notes | $		$ 7,362
Amortization of deferred issuance costs | $				$ 393
Series B Notes
Derivative [Line Items]
Debt instrument, face amount	₪ 1,500		₪ 1,500	463,000
Debt Instrument, face amount, value at time of IPO | $					$ 457,000
Number of equal annual installments associated with note, in installments | installment	8
Fixed interest rate (in percentage)	1.08%				1.08%
Series C Notes
Derivative [Line Items]
Debt instrument, face amount	₪ 200				$ 61,000
Number of equal annual installments associated with note, in installments | installment	8
Fixed interest rate (in percentage)	2.12%				2.12%
Series D Notes
Derivative [Line Items]
Debt instrument, face amount	₪ 200				$ 61,000
Number of equal annual installments associated with note, in installments | installment	14
Fixed interest rate (in percentage)	2.67%				2.67%
Number of equal annual installments associated with note, with same installment payment rate, in installments | installment	13
Annual installment amount, recurring (in percentage)	7.14%
Annual installment amount, final installment (in percentage)	7.18%
Notes Payable
Derivative [Line Items]
Debt Instrument, Annual Principal Payment | $				$ 67,496
Cross Currency Interest Rate Swaps
Derivative [Line Items]
Number of cross-currency interest swap transactions | swap		8
Derivative, term of contract		8 years
Cross Currency Interest Rate Swaps | NIS
Derivative [Line Items]
Derivative, fixed interest rate (in percentage)			1.08%	1.08%
Cross Currency Interest Rate Swaps | United States of America, Dollars
Derivative [Line Items]
Derivative, fixed interest rate (in percentage)			1.92%	1.92%